UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

Michael W. Stockton

The New Economy Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The New Economy Fund®
Investment portfolio
August 31, 2014
unaudited
Common stocks 91.81% Health care 23.78%	Shares	Value (000)
Gilead Sciences, Inc.[1]	4,023,823	$432,883
Thermo Fisher Scientific Inc.	2,446,000	294,034
Alexion Pharmaceuticals, Inc.[1]	1,649,900	279,312
Amgen Inc.	1,497,740	208,755
Hologic, Inc.[1]	7,121,450	177,110
Grifols, SA, Class A, non-registered shares	1,601,000	74,532
Grifols, SA, Class B, non-registered shares	1,318,175	52,116
Grifols, SA, Class B (ADR)	1,209,606	48,566
Puma Biotechnology Inc[1]	557,500	145,234
Stryker Corp.	1,507,750	125,611
BioMarin Pharmaceutical Inc.[1]	1,752,550	124,817
McKesson Corp.	600,000	117,018
Illumina, Inc.[1]	643,776	115,468
Myriad Genetics, Inc.[1]	2,962,495	107,213
NuVasive, Inc.[1,2]	3,028,700	106,307
Mesoblast Ltd.[1,2]	20,210,000	94,942
UCB SA	962,700	93,226
Ultragenyx Pharmaceutical Inc.[1,2]	1,646,000	87,830
UnitedHealth Group Inc.	921,300	79,858
Synageva BioPharma Corp.[1]	1,015,787	73,309
St. Jude Medical, Inc.	1,087,700	71,342
William Demant Holding A/S1	805,202	62,213
Biogen Idec Inc.[1]	172,400	59,140
Endo International PLC[1]	853,900	54,402
Bayer AG	360,000	48,272
Aetna Inc.	577,000	47,389
GW Pharmaceuticals PLC (ADR)[1]	474,270	43,405
Insulet Corp.[1]	1,185,000	42,790
Envision Healthcare Holdings, Inc.[1]	1,117,800	40,867
Boston Scientific Corp.[1]	2,551,292	32,350
QIAGEN NV1	1,290,814	31,258
Humana Inc.	227,533	29,293
Team Health Holdings, Inc.[1]	479,220	28,044
Edwards Lifesciences Corp.[1]	185,600	18,423
		3,447,329
Information technology 20.06%
Google Inc., Class A1	262,225	152,709
Google Inc., Class C1	262,225	149,888
Samsung Electronics Co. Ltd.	163,047	198,432
Baidu, Inc., Class A (ADR)[1]	886,400	190,151
Intuit Inc.	1,717,200	142,837
Accenture PLC, Class A	1,638,300	132,801
AAC Technologies Holdings Inc.	17,712,000	115,527
Texas Instruments Inc.	2,315,000	111,537
Seagate Technology	1,309,397	81,942
Adobe Systems Inc.[1]	1,075,000	77,292
The New Economy Fund — Page 1 of 8

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
RF Micro Devices, Inc.[1]	6,015,000	$75,007
Apple Inc.	718,200	73,615
Oracle Corp.	1,695,500	70,414
Delta Electronics, Inc.	9,598,000	67,432
TriQuint Semiconductor, Inc.[1]	3,161,510	65,333
Gemalto NV	666,300	65,232
Yahoo! Inc.[1]	1,676,500	64,562
Western Union Co.	3,435,000	60,009
Yandex NV, Class A1	2,098,000	59,646
Murata Manufacturing Co., Ltd.	620,000	59,196
Avago Technologies Ltd.	691,000	56,724
Cray Inc.[1]	1,990,000	56,138
Autodesk, Inc.[1]	1,000,000	53,640
MediaTek Inc.	3,185,000	53,225
Motorola Solutions, Inc.	890,425	52,891
SAP SE	650,000	50,561
FleetCor Technologies, Inc.[1]	350,000	50,292
Trimble Navigation Ltd.[1]	1,410,300	46,907
Hexagon AB, Class B	1,426,838	46,668
NetEase, Inc. (ADR)	430,800	37,928
Intel Corp.	1,000,000	34,920
Mail.Ru Group Ltd. (GDR)[1]	1,300,000	34,905
JDS Uniphase Corp.[1]	2,938,000	33,934
Palo Alto Networks, Inc.[1]	396,000	33,656
Taiyo Yuden Co., Ltd.	3,260,000	32,899
Freescale Semiconductor, Ltd.[1]	1,551,980	32,669
Topcon Corp.	1,391,000	32,474
Youku Tudou Inc., Class A (ADR)[1]	1,360,000	26,928
ASML Holding NV	272,340	26,054
EMC Corp.	750,000	22,147
Cognizant Technology Solutions Corp., Class A1	477,500	21,836
Moneysupermarket.com Group PLC	4,860,000	15,774
VMware, Inc., Class A1	155,000	15,280
CoStar Group, Inc.[1]	73,500	10,639
Microsoft Corp.	189,500	8,609
Pandora Media, Inc.[1]	257,000	6,949
		2,908,209
Consumer discretionary 16.55%
Netflix, Inc.[1]	934,800	446,498
Galaxy Entertainment Group Ltd.	28,120,000	211,896
Daily Mail and General Trust PLC, Class A, nonvoting	10,236,701	147,512
Amazon.com, Inc.[1]	403,400	136,769
Amaya Gaming Group Inc.[1,3]	5,000,000	134,301
lululemon athletica inc.[1]	3,302,637	131,874
MGM China Holdings Ltd.	36,772,000	121,703
ProSiebenSat.1 Media AG	2,071,000	83,037
Melco Crown Entertainment Ltd. (ADR)	2,448,900	69,451
Lions Gate Entertainment Corp.	2,105,000	68,223
Thomas Cook Group PLC[1]	32,000,000	66,300
Time Warner Inc.	800,000	61,624
Garmin Ltd.	1,038,300	56,411
Reed Elsevier PLC	3,430,000	55,947
Twenty-First Century Fox, Inc., Class A	1,503,100	53,240
Kingfisher PLC	10,436,100	52,617
The New Economy Fund — Page 2 of 8

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Sands China Ltd.	7,780,000	$50,695
JCDecaux SA	1,400,000	49,410
DIRECTV[1]	564,000	48,758
Liberty Global PLC, Class A1	872,700	38,111
Liberty Global PLC, Class C1	205,400	8,612
William Hill PLC	7,900,000	45,903
Home Depot, Inc.	482,300	45,095
John Wiley & Sons, Inc., Class A	700,000	41,965
SJM Holdings Ltd.	16,340,000	41,113
Kering SA	180,000	38,137
Comcast Corp., Class A	538,900	29,494
AutoNation, Inc.[1]	519,000	28,156
NIKE, Inc., Class B	273,200	21,460
Zhongsheng Group Holdings Ltd.	14,264,500	15,810
		2,400,122
Financials 11.13%
AIA Group Ltd.	30,042,200	163,971
Crown Castle International Corp.	1,389,400	110,471
Agricultural Bank of China, Class H	227,780,000	105,219
SVB Financial Group[1]	882,800	98,273
Endurance Specialty Holdings Ltd.	1,526,000	88,615
American International Group, Inc.	1,300,000	72,878
Wells Fargo & Co.	1,362,300	70,077
Principal Financial Group, Inc.	1,200,000	65,148
Altisource Residential Corp.	2,442,418	59,937
HDFC Bank Ltd. (ADR)	1,200,000	59,628
Banco Santander, SA1	5,340,709	53,262
Aberdeen Asset Management PLC	7,370,000	53,150
Eurobank Ergasias SA1	122,295,386	51,903
Chongqing Rural Commercial Bank Co., Ltd., Class H	97,595,000	48,482
JPMorgan Chase & Co.	800,000	47,560
Ocwen Financial Corp.[1]	1,655,980	46,268
Fairfax Financial Holdings Ltd.	100,000	46,078
Piraeus Bank SA1	22,482,456	44,311
Mizuho Financial Group, Inc.	22,900,000	43,557
Bankia, SA1	22,130,000	42,802
HSBC Holdings PLC (HKD denominated)	3,770,215	40,694
RSA Insurance Group PLC	4,970,072	37,806
Fifth Third Bancorp	1,800,000	36,729
Industrial and Commercial Bank of China Ltd., Class H	48,736,000	32,323
China Construction Bank Corp., Class H	27,994,050	20,806
Altisource Asset Management Corp.[1]	24,070	17,919
Bank of China Ltd., Class H	34,834,000	16,181
Global Logistic Properties Ltd.	6,870,000	15,676
State Street Corp.	178,600	12,865
Longfor Properties Co. Ltd.	5,855,500	7,480
Altisource Portfolio Solutions SA1	32,500	3,248
Banco Espírito Santo, SA1,3	9,664,320	—
		1,613,317
The New Economy Fund — Page 3 of 8

unaudited
Common stocks Industrials 8.61%	Shares	Value (000)
Nielsen NV	3,762,000	$176,776
Ryanair Holdings PLC (ADR)[1]	2,274,700	124,881
CSX Corp.	3,881,322	119,972
Union Pacific Corp.	875,954	92,212
United Continental Holdings, Inc.[1]	1,690,996	80,508
Verisk Analytics, Inc., Class A1	1,226,000	78,697
PT AKR Corporindo Tbk	173,899,680	78,048
Sensata Technologies Holding NV1	1,506,300	74,065
Groupe Eurotunnel SA	4,016,000	51,671
Intertek Group PLC	1,000,000	46,501
JG Summit Holdings, Inc.	39,268,800	46,339
BAE Systems PLC	5,940,000	43,893
Babcock International Group PLC	2,076,923	38,652
Alliance Global Group, Inc.	66,610,000	37,583
Towers Watson & Co., Class A	338,500	37,110
Mills Estruturas e Serviτos de Engenharia SA, ordinary nominative	3,600,000	36,828
AirAsia Bhd.	45,583,400	34,853
Advisory Board Co.[1]	424,241	21,042
Danaher Corp.	250,000	19,152
KBR, Inc.	255,000	5,615
Beacon Roofing Supply, Inc.[1]	156,000	4,449
		1,248,847
Telecommunication services 2.89%
SoftBank Corp.	1,842,700	132,936
Verizon Communications Inc.	1,873,940	93,360
MTN Group Ltd.	2,200,000	49,716
T-Mobile US, Inc.[1]	1,545,000	46,474
Telephone and Data Systems, Inc.	1,331,100	35,061
CenturyLink, Inc.	727,700	29,828
Avanti Communications Group PLC[1,2]	6,933,372	21,438
United States Cellular Corp.[1]	188,434	7,108
Intouch Holdings PCL, nonvoting depository receipts	1,328,300	2,859
		418,780
Energy 1.97%
Schlumberger Ltd.	1,122,400	123,060
Cheniere Energy, Inc.[1]	920,378	73,870
FMC Technologies, Inc.[1]	715,400	44,240
Halliburton Co.	480,000	32,453
C&J Energy Services, Inc.[1]	403,800	11,585
		285,208
Consumer staples 1.55%
Costco Wholesale Corp.	698,000	84,514
Associated British Foods PLC	1,408,000	66,922
Walgreen Co.	900,000	54,468
Sprouts Farmers Market, Inc.[1]	600,000	18,564
		224,468
Materials 0.32%
Syngenta AG	130,000	46,659
The New Economy Fund — Page 4 of 8

unaudited
Common stocks Miscellaneous 4.95%	Shares	Value (000)
Other common stocks in initial period of acquisition		$718,121
Total common stocks (cost: $8,997,307,000)		13,311,060
Convertible stocks 0.16% Health care 0.16%
Stem CentRx, Inc., Series F-1, convertible preferred[3,4]	1,879,501	22,686
Total convertible stocks (cost: $22,685,000)		22,686
Short-term securities 7.88%	Principal amount (000)
Abbott Laboratories 0.10% due 9/4/2014–9/16/2014[5]	$42,700	42,700
Bank of New York Mellon Corp. 0.04% due 9/2/2014[5]	53,600	53,600
Coca-Cola Co. 0.14%–0.20% due 9/26/2014–12/3/2014[5]	147,000	146,961
E.I. duPont de Nemours and Co. 0.07% due 9/17/2014[5]	13,600	13,599
Fannie Mae 0.07%–0.14% due 11/12/2014–6/1/2015	151,600	151,542
Federal Home Loan Bank 0.07%–0.09% due 9/3/2014–11/14/2014	290,450	290,439
Freddie Mac 0.06%–0.11% due 9/18/2014–3/19/2015	192,400	192,370
Honeywell International Inc. 0.12% due 10/21/2014[5]	20,000	19,996
IBM Corp. 0.08% due 9/24/2014[5]	25,000	24,999
John Deere Financial Ltd. 0.08% due 9/10/2014[5]	31,200	31,199
Merck & Co. Inc. 0.07%–0.08% due 10/3/2014–10/6/2014[5]	55,800	55,798
Private Export Funding Corp. 0.17%–0.18% due 11/12/2014–11/18/2014[5]	45,100	45,087
Procter & Gamble Co. 0.12% due 12/9/2014[5]	25,000	24,993
United Parcel Service Inc. 0.12% due 10/2/2014[5]	50,000	49,997
Total short-term securities (cost: $1,143,215,000)		1,143,280
Total investment securities 99.85% (cost: $10,163,207,000)		14,477,026
Other assets less liabilities 0.15%		21,478
Net assets 100.00%		$14,498,504
Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended August 31, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 8/31/2014 (000)
NuVasive, Inc.[1]	2,896,186	211,000	78,486	3,028,700	$—	$106,307
Mesoblast Ltd.[1]	14,210,000	6,000,000	—	20,210,000	—	94,942
Ultragenyx Pharmaceutical Inc.[1]	—	1,646,000	—	1,646,000	—	87,830
Avanti Communications Group PLC[1]	6,933,372	—	—	6,933,372	—	21,438
Exelixis, Inc.[1,6]	11,930,900	692,000	12,622,900		—	—
					$—	$310,517
The New Economy Fund — Page 5 of 8

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $156,987,000, which represented 1.08% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[5]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $508,929,000, which represented 3.51% of the net assets of the fund.
[6]	Unaffiliated issuer at 8/31/2014.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Stem CentRx, Inc., Series F-1, convertible preferred	6/10/2014	$22,685	$22,686.16%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
The New Economy Fund — Page 6 of 8

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2014 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$3,447,329	$—	$—	$3,447,329
Information technology	2,908,209	—	—	2,908,209
Consumer discretionary	2,265,821	134,301	—	2,400,122
Financials	1,613,317	—	—	1,613,317
Industrials	1,248,847	—	—	1,248,847
Telecommunication services	418,780	—	—	418,780
Energy	285,208	—	—	285,208
Consumer staples	224,468	—	—	224,468
Materials	46,659	—	—	46,659
Miscellaneous	718,121	—	—	718,121
Convertible stocks	—	—	22,686	22,686
Short-term securities	—	1,143,280	—	1,143,280
Total	$13,176,759	$1,277,581	$22,686	$14,477,026
The New Economy Fund — Page 7 of 8

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,624,330
Gross unrealized depreciation on investment securities	(310,512)
Net unrealized appreciation on investment securities	4,313,818
Cost of investment securities	10,163,207
Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-014-1014O-S42242	The New Economy Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: October 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: October 29, 2014

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: October 29, 2014